Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (26,864,340)	$ (37,849,665)	$ (77,208,118)
Cayman [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(5,697,898)	(7,186,161)	(8,837,141)
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(555,268)	(527,712)	(617,057)
Hong Kong [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes		(9,114,811)	(67,753,920)
Dubai [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(20,611,097)	(21,020,981)
PRC [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (77)